General Information (Details 2)			12 Months Ended
	Sep. 02, 2022	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Description of functional currency					CLP
Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary			Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID			76,007,212-5
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.0917%	50.0917%
Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Name of subsidiary			Cervecera Guayacán SpA.
Subsidiary Tax ID			76,035,409-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			25.0006%	25.0006%
CRECCU S.A. [Member]
Statement [Line Items]
Name of subsidiary			CRECCU S.A.
Subsidiary Tax ID			76,041,227-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Name of subsidiary			Cervecería Belga de la Patagonia S.A.
Subsidiary Tax ID			76,077,848-6
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			25.5034%	25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID			76,126,311-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Tres Ltda.
Subsidiary Tax ID			76,248,389-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			0.00%	100.00%
Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Name of subsidiary			Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID			76,337,371-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			49.9888%	49.9888%
CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Name of subsidiary			CCU Inversiones II SpA.
Subsidiary Tax ID			76,349,531-0
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			100.00%	100.00%
Cervecera Szot SpA [Member]
Statement [Line Items]
Name of subsidiary			Cervecería Szot SpA.
Subsidiary Tax ID			76,481,675-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			25.0006%	25.0006%
Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Name of subsidiary			Bebidas Carozzi CCU SpA.
Subsidiary Tax ID			76,497,609-6
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			49.9917%	49.9917%
Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Name of subsidiary			Bebidas Ecusa SpA.
Subsidiary Tax ID			76,517,798-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9834%	99.9834%
Promarca Internacional SpA [Member]
Statement [Line Items]
Name of subsidiary			Promarca Internacional SpA.
Subsidiary Tax ID			76,574,762-7
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			49.9917%	49.9917%
CCU Inversiones S.A [Member]
Statement [Line Items]
Name of subsidiary			CCU Inversiones S.A.
Subsidiary Tax ID			76,593,550-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9775%	99.9775%
Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Internacionales SpA.
Subsidiary Tax ID			76,688,727-9
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			80.00%	80.00%
Promarca S.A. [Member]
Statement [Line Items]
Name of subsidiary			Promarca S.A.
Subsidiary Tax ID			76,736,010-K
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			49.9917%	49.9917%
Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Inversiones Invex CCU Ltda.
Subsidiary Tax ID			76,572,360-4
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			99.9922%	99.9922%
Transportes CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Transportes CCU Ltda.
Subsidiary Tax ID			79,862,750-3
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Name of subsidiary			Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID			86,150,200-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9984%	99.9984%
Millahue S.A. [Member]
Statement [Line Items]
Name of subsidiary			Millahue S.A.
Subsidiary Tax ID			91,022,000-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9621%	99.9621%
Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Name of subsidiary			Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID			91,041,000-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			84.6824%	84.4969%
Manantial S.A. [Member]
Statement [Line Items]
Name of subsidiary			Manantial S.A.
Subsidiary Tax ID			96,711,590-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.5519%	50.5519%
Vina Altair SpA. [Member]
Statement [Line Items]
Name of subsidiary			Viña Altaïr SpA.
Subsidiary Tax ID			96,969,180-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			84.6824%	84.4969%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Name of subsidiary			Cervecería Kunstmann S.A.
Subsidiary Tax ID			96,981,310-6
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.0007%	50.0007%
Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Name of subsidiary			Cervecera CCU Chile Ltda.
Subsidiary Tax ID			96,989,120-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary		99.81%	99.9999%	99.9999%
Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Name of subsidiary			Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID			99,501,760-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9834%	99.9834%
Comercial CCU S.A. [Member]
Statement [Line Items]
Name of subsidiary			Comercial CCU S.A.
Subsidiary Tax ID			99,554,560-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9888%	99.9888%
Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Name of subsidiary			Compañía Pisquera de Chile S.A.
Subsidiary Tax ID			99,586,280-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			80.00%	80.00%
LA Barra SA [Member]
Statement [Line Items]
Name of subsidiary			La Barra S.A.
Subsidiary Tax ID			77,148,606-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary	99.00%		100.00%	100.00%
Mahina SPA [Member]
Statement [Line Items]
Name of subsidiary			Mahina SpA.
Subsidiary Tax ID			77,248,551-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			25.0458%	25.0458%
Volcanes del Sur S.A. [Member]
Statement [Line Items]
Name of subsidiary			Volcanes del Sur S.A.
Subsidiary Tax ID			77,622,887-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			74.9503%	0.00%
Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Name of subsidiary			Andina de Desarrollo SACFAIMM
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			0.00%	59.1971%
Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Name of subsidiary			Cía. Cervecerías Unidas Argentina S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			99.9937%	99.9937%
Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Name of subsidiary			Compañía Industrial Cervecera S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			99.995%	99.995%
Finca La Celia S.A. [Member]
Statement [Line Items]
Name of subsidiary			Finca La Celia S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			84.6824%	84.4969%
Los Huemules S.R.L. [Member]
Statement [Line Items]
Name of subsidiary			Los Huemules S.R.L.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			74.9979%	74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Name of subsidiary			Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			99.9369%	99.9369%
Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Name of subsidiary			Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Bolivia
Description of functional currency			Bolivians
Proportion of ownership interest in subsidiary			51.00%	51.00%
International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Name of subsidiary			International Spirits Investments USA LLC
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			United States
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			80.00%	80.00%
Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary			Bebidas del Paraguay S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Paraguay
Description of functional currency			Paraguayan Guaranies
Proportion of ownership interest in subsidiary			50.005%	50.005%
Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary			Distribuidora del Paraguay S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Paraguay
Description of functional currency			Paraguayan Guaranies
Proportion of ownership interest in subsidiary			49.959%	49.959%
Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Name of subsidiary			Promarca Internacional Paraguay S.R.L.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Paraguay
Description of functional currency			Paraguayan Guaranies
Proportion of ownership interest in subsidiary			49.9917%	49.9917%
Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Name of subsidiary			Sajonia Brewing Company S.R.L.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Paraguay
Description of functional currency			Paraguayan Guaranies
Proportion of ownership interest in subsidiary			49.5049%	49.5049%
Andrimar S.A. [Member]
Statement [Line Items]
Name of subsidiary			Andrimar S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Coralina S.A. [Member]
Statement [Line Items]
Name of subsidiary			Coralina S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Marzurel S.A. [Member]
Statement [Line Items]
Name of subsidiary			Marzurel S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
Milotur S.A. [Member]
Statement [Line Items]
Name of subsidiary			Milotur S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			100.00%	100.00%
VSPT US LLC [Member]
Statement [Line Items]
Name of subsidiary			VSPT US LLC
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			United States
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			84.6824%	84.4969%
VSPT Winegroup (Shangai) Limited [Member]
Statement [Line Items]
Name of subsidiary			VSPT Winegroup (Shanghai) Limited
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			China
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			84.6824%	0.00%
VSPT UK Ltd. [Member]
Statement [Line Items]
Name of subsidiary			VSPT UK Ltd.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			United Kingdom
Description of functional currency			Sterling Pound
Proportion of ownership interest in subsidiary			84.6824%	0.00%
Direct Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9602%
Direct Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.8516%
Direct Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9539%
Direct Ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.0242%
Direct Ownership [Member] | Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			65.1854%
Direct Ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			98.00%
Direct Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			95.8904%
Direct Ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9621%
Direct Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			50.0007%
Direct Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.8064%
Direct Ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			98.80%
Direct Ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			50.00%
Direct Ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			46.00%
Direct Ownership [Member] | LA Barra SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.00%
Direct Ownership [Member] | Mahina SPA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Volcanes del Sur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | VSPT US LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | VSPT Winegroup (Shangai) Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | VSPT UK Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Indirect ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			50.0917%
Indirect ownership [Member] | Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			25.0006%
Indirect ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.0398%
Indirect ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			25.5034%
Indirect ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.1484%
Indirect ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Indirect ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9888%
Indirect ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.0461%
Indirect ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			25.0006%
Indirect ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9917%
Indirect ownership [Member] | Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9834%
Indirect ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9917%
Indirect ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.9533%
Indirect ownership [Member] | Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			80.00%
Indirect ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9917%
Indirect ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			34.8068%
Indirect ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			2.00%
Indirect ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			4.108%
Indirect ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Indirect ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%
Indirect ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			50.5519%
Indirect ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%
Indirect ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Indirect ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.1935%
Indirect ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			1.1834%
Indirect ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9888%
Indirect ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			34.00%
Indirect ownership [Member] | LA Barra SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			1.00%
Indirect ownership [Member] | Mahina SPA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			25.0458%
Indirect ownership [Member] | Volcanes del Sur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			74.9503%
Indirect ownership [Member] | Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			0.00%
Indirect ownership [Member] | Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9937%
Indirect ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.995%
Indirect ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%
Indirect ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			74.9979%
Indirect ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			99.9369%
Indirect ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			51.00%
Indirect ownership [Member] | International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			80.00%
Indirect ownership [Member] | Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			50.005%
Indirect ownership [Member] | Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.959%
Indirect ownership [Member] | Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.9917%
Indirect ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.5049%
Indirect ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Indirect ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Indirect ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Indirect ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Indirect ownership [Member] | VSPT US LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%
Indirect ownership [Member] | VSPT Winegroup (Shangai) Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%
Indirect ownership [Member] | VSPT UK Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			84.6824%